RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets
The following table presents the right-of-use assets for the Company:

	2023	2022

Balance, beginning of fiscal year	$77,958	$92,447
Additions	18,502	11,688
Business dispositions	—	(8,426)
Write-downs, impairments, and accelerated depreciation	(1,657)	(2,974)
Depreciation (note 21)	(13,356)	(14,777)
Balance, end of fiscal year	$81,447	$77,958
The following table presents lease obligations recorded in the statement of financial position:

	December 31, 2023	January 1, 2023

Current	$14,161	$13,828
Non-current	83,900	80,162
	$98,061	$93,990
The following table presents the undiscounted future minimum lease payments under non-cancellable leases (including short term leases) as at December 31, 2023:

December 31, 2023

Less than one year	$20,775
One to five years	66,052
More than five years	49,413
$136,240